Financial Instruments by Category Disclosure of Financial Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Trade and other payables		$ 1,459	$ 1,635
Borrowings	$ 7,073	5,608	5,562
Financial liabilities		7,067	7,197
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Trade and other payables		1,459	1,635
Borrowings		$ 5,608	$ 5,562